Commitments,contingencies,and guarantees - Summary of Commitments Other than Capital Commitment (Detail) - Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Oil And Gas [member] | Cairn India [member]
Statement [LineItems]
Commitments related to minimum work programme	₨ 38,113	$ 551